ADVANCES, NON-CONVERTIBLE NOTES PAYABLE, AND PPP NOTE PAYABLE (Details Narrative) - USD ($)																									1 Months Ended					2 Months Ended			12 Months Ended
	Dec. 30, 2022	Dec. 29, 2022	Dec. 28, 2022	Dec. 15, 2022	Dec. 08, 2022	Nov. 28, 2022	Sep. 28, 2022	Sep. 14, 2022	Sep. 01, 2022	Aug. 03, 2022	Aug. 02, 2022	Apr. 21, 2022	Apr. 11, 2022	Jan. 24, 2022	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Oct. 26, 2021	Oct. 02, 2021	Oct. 01, 2021	Sep. 23, 2021	Jun. 04, 2021	Jun. 02, 2021	May 04, 2020	Dec. 28, 2022	Oct. 30, 2022	Nov. 30, 2021	Nov. 30, 2021	Nov. 02, 2021	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 22, 2022	Oct. 05, 2021	Oct. 04, 2021	Apr. 17, 2020
Short-Term Debt [Line Items]
Cash acquired from acquisition																																			$ 141,027
Amortization of debt discount																																	31,255,497
Principal amount																																					$ 37,714,966	$ 37,714,966
Gain on settlement of debt																																			739,710
Repayment of non-convertible notes payable																																	220,000		5,629,455
Proceeds from advances from related parties																																			122,865
Accrued interest																																						$ 1,470,884
Non-convertible notes payable																																	7,001,422		24,711
Interest expense																																	34,079,230		10,561,789
Legal Fees																																	897,981		395,901
Long term debt																																	7,001,422
Interest payment																																	216,763		362,865
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	47,411
Principal amount								$ 2,980,692				$ 964,470
Debt instrument periodic payment								$ 82,797
Repayments of debt																																	46,655
Unamortized debt discount																																	428,281
Advance maturity period								Sep. 14, 2025				Oct. 21, 2026
Interest rate stated percentage								10.60%				10.60%
Principal balance																																	2,386,817
Installation of piece equipment												$ 750,000
Interest payment																																	165,594
Purchase price advance								$ 2,505,000
Secured Promissory Note [Member] | Equipment [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	34,440
Principal amount																																	732,550
Unamortized debt discount																																	180,030
Secured Promissory Note [Member] | October 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																										$ 6,665
Secured Promissory Note [Member] | October 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment												$ 19,260
Deedof Trust Note [Member] | Land, Buildings and Improvements [Member]
Short-Term Debt [Line Items]
Principal amount									$ 600,000																								595,954
Debt instrument periodic payment									$ 4,476
Accrued interest																																	3,184
Advance maturity period									Sep. 01, 2032
Interest rate stated percentage									6.50%
Interest payment																																	4,046		9,382
Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	6,618
Principal amount						$ 1,539,630
Debt instrument periodic payment						$ 10,410																											20,950
Unamortized debt discount																																	454,510
Interest rate stated percentage						10.60%
Principal balance																																	1,085,120
Purchase price advance						$ 1,078,502
Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	6,867
Principal amount						1,560,090
Debt instrument periodic payment						$ 10,630																											21,225
Unamortized debt discount																																	460,476
Interest rate stated percentage						10.60%
Principal balance																																	1,099,614
Purchase price advance						$ 1,092,910
Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	6,867
Principal amount						1,597,860
Debt instrument periodic payment						$ 10,860																											21,740
Unamortized debt discount																																	471,659
Interest rate stated percentage						10.60%
Principal balance																																	1,126,201
Purchase price advance						$ 1,119,334
Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	3,254
Principal amount				$ 1,557,435
Debt instrument periodic payment				$ 10,585																													21,190
Unamortized debt discount																																	460,801
Interest rate stated percentage				10.60%
Principal balance																																	1,096,634
Purchase price advance				$ 1,093,380
Revenue Factoring Advance One [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	$ 362,500
Principal amount											$ 1,587,500
Purchase price											1,225,000
Periodic payment																																	weekly
Debt instrument periodic payment											$ 37,798
Gain on settlement of debt																																	$ 187,505
Repayments of debt																																	1,399,995
Revenue factoring advance balance																																	0
Unamortized debt discount																																	0
Revenue Factoring Advance Two [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	$ 217,500
Principal amount										$ 952,500
Purchase price										$ 735,000
Periodic payment																																	weekly
Debt instrument periodic payment																																	$ 22,679
Repayments of debt																																	952,500
Revenue factoring advance balance																																	0
Unamortized debt discount																																	0
Revenue Factoring Advance Three [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	337,500
Principal amount							$ 1,815,000
Purchase price							$ 1,477,500
Periodic payment							weekly
Debt instrument periodic payment							$ 36,012
Gain on settlement of debt																																	165,000
Repayments of debt																																	1,650,000
Revenue factoring advance balance																																	0
Unamortized debt discount																																	0
Revenue Factoring Advance Four [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	32,460
Principal amount					$ 3,025,000
Purchase price					$ 2,500,000
Periodic payment					weekly
Debt instrument periodic payment					$ 60,020
Repayments of debt																																	180,060
Revenue factoring advance balance																																	2,352,000
Unamortized debt discount																																	492,540
Revenue Factoring Advance Five [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	21,330
Principal amount					$ 1,815,000
Purchase price																									$ 1,470,000
Periodic payment					weekly
Debt instrument periodic payment					$ 34,904
Repayments of debt																																	104,712
Revenue factoring advance balance																																	1,386,619
Unamortized debt discount																																	323,670
Revenue Factoring Advance Six [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	2,188
Principal amount	$ 1,474,000
Purchase price		$ 1,067,000
Periodic payment			weekly
Debt instrument periodic payment	$ 28,346
Revenue factoring advance balance																																	1,069,188
Unamortized debt discount																																	404,812
Simple Agreements [Member]
Short-Term Debt [Line Items]
Revenue factoring advance balance																																	85,000
Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount														$ 55,000																											$ 23,500
Gain on settlement of debt														163,420
Proceeds from non-convertible notes payable																																	2,725,000		1,465,053
Loans eliminated																																	0		1,515,778
Repayment of non-convertible notes payable																																	212,249		5,629,455
Non convertible notes payable assumed																																	150,167
Accrued interest																																									17,281
Paycheck protection program loan																							$ 79,000	$ 50,000
Accrued interest																							63,055	466
Gain on forgiveness of debt																							$ 142,055	50,466
Proceeds from pay check protection program loan																								$ 50,000
Advance maturity period																								May 04, 2022
Interest rate stated percentage																								1.00%
Penalties and interest accrued														358,420
Long term debt
Payment for Non convertible note payable														$ 250,000
Non-Convertible Notes Payable [Member] | Vehicle Financing Agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	1,296
Principal amount													$ 74,186
Debt instrument periodic payment													1,236
Unamortized debt discount																																	7,890
Payment for Non convertible note payable																																	6,182
Purchase price of vehicles													65,000
Debt down payment													10,000
Rebate purchase price													$ 2,400
Debt instrument unamortized discount current																																	60,114
Non-Convertible Notes Payable [Member] | Empire Services Inc [Member]
Short-Term Debt [Line Items]
Repayment of non-convertible notes payable																																			5,479,288
Non-Convertible Notes Payable [Member] | Sheppard Mullin [Member]
Short-Term Debt [Line Items]
Non convertible notes payable outstanding																																	60,000
New Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount																																									$ 79,000
Gain on loss on settlement of debt																																				$ 38,219
Paycheck Protection Program Note [Member]
Short-Term Debt [Line Items]
Principal amount																																	0		0
Accrued interest																																	0		330
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Repayment of non-convertible notes payable																																	0		24,647
Proceeds from advances from related parties																																	0		59,103
Chief Executive Officer [Member] | Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Repayment of non-convertible notes payable																																	0		24,647
Proceeds from advances from related parties																																	0		59,103
One Of The Holder [Member] | Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Gain on loss on settlement of debt																												$ 100,000
Non-convertible notes payable																						$ 60,000
Non-convertible notes payable descripition																						the due date of the note from June 26, 2022 to June 24, 2023
Sheppard Mullin Richler and Hampton [Member] | Resolution agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																	10,297		5,978
Unamortized debt discount																																	1,716		12,013
Principal balance																																	38,284		192,987
Legal Fees																					$ 459,250.88
Contingency term																					Under the terms of the Resolution Agreement, which the Company has classified as a non-convertible note, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023.
Long term debt																																	$ 165,000		70,000
Empire Services [Member] | Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																$ 56,820
Principal amount																																								$ 764,464
Debt instrument periodic payment																																37,800
Advance maturity period																			Aug. 05, 2022
Interest rate stated percentage																			10.495%
Principal balance																																							$ 707,644
Penalties and interest accrued																			$ 30,330
Payment for settlement of debt																	$ 730,347
Gain on the settlement																	34,117
Empire Services [Member] | Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																74,113
Principal amount																			$ 524,381
Debt instrument periodic payment																													$ 9,070
Interest rate stated percentage																			10.495%
Principal balance																			$ 450,268
Penalties and interest accrued																				$ 7,896
Payment for settlement of debt																																507,880
Gain on the settlement																	16,501
Empire Services [Member] | Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 1,223,530
Debt instrument periodic payment																																48,000
Advance maturity period																			Dec. 30, 2023
Interest rate stated percentage																				4.75%
Payment for settlement of debt																	1,292,024
Gain on the settlement																	69,968
Interest expense debt																																11,907
Empire Services [Member] | Secured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 888,555
Debt instrument periodic payment																																23,000
Advance maturity period																				Jan. 30, 2024
Interest rate stated percentage																				4.75%
Payment for settlement of debt																												$ 996,554
Additional proceeds																		$ 108,000
Interest expense																																2,146
Empire Services [Member] | Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 500,000
Accrued interest																				$ 12,501
Accrued interest																																4,874
Advance maturity period																				Apr. 19, 2040
Interest rate stated percentage																				3.75%
Payment for settlement of debt																											$ 512,838
Interest expense																																5,211
Empire Services [Member] | Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																38,158
Principal amount																				$ 258,815
Debt instrument periodic payment																																6,995
Advance maturity period																				Sep. 12, 2024
Interest rate stated percentage																				10.495%
Principal balance																				$ 220,657
Penalties and interest accrued																				4,897
Payment for settlement of debt																	234,914
Gain on the settlement																	23,901
Empire Services [Member] | Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																24,898
Principal amount																				$ 213,080
Debt instrument periodic payment																																7,610
Interest rate stated percentage																				10.015%
Principal balance																				$ 188,812
Penalties and interest accrued																				4,186
Payment for settlement of debt																	195,896
Gain on the settlement																	17,184
Empire Services [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Principal amount																				543,000
Debt instrument periodic payment																															$ 1,012
Paycheck protection program loan																$ 543,275
Accrued interest																3,915				$ 2,902
Gain on forgiveness of debt																$ 547,190
Advance maturity period																				Mar. 16, 2023
Interest rate stated percentage																				1.00%
Empire Services [Member] | Secured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																61,799
Principal amount																				$ 493,000
Debt instrument periodic payment																																14,500
Advance maturity period																				Jun. 21, 2024
Interest rate stated percentage																				10.015%
Principal balance																				$ 431,201
Penalties and interest accrued																			$ 7,896
Payment for settlement of debt																	460,453
Gain on the settlement																	32,547
Empire Services [Member] | Secured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																23,982
Principal amount																				$ 196,875
Debt instrument periodic payment																																5,625
Advance maturity period																			Jun. 21, 2024
Interest rate stated percentage																				10.015%
Principal balance																				$ 172,893
Penalties and interest accrued																			$ 844
Payment for settlement of debt																	186,087
Gain on the settlement																	10,788
Empire Services [Member] | Secured Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																34,364
Principal amount																				$ 2,574
Debt instrument periodic payment																																7,150
Advance maturity period																			Aug. 23, 2024
Interest rate stated percentage																				10.015%
Principal balance																				$ 223,036
Penalties and interest accrued																			$ 358
Payment for settlement of debt																	239,608
Gain on the settlement																	17,792
Empire Services [Member] | Secured Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																																$ 19,560
Principal amount																				$ 154,980
Advance maturity period																				Sep. 07, 2024
Interest rate stated percentage																				10.015%
Principal balance																				$ 135,420
Penalties and interest accrued																			$ 215
Payment for settlement of debt																	135,523
Gain on the settlement																	$ 19,457
Empire Services [Member] | Liable For Merchant [Member]
Short-Term Debt [Line Items]
Cash acquired from acquisition																																		$ 4,975,940
Advances																				$ 4,072,799
Repayment of non-convertible notes payable																																			$ 4,104,334
Amortization of debt discount																														$ 903,141
Settlement of debt															$ 871,606